CAPITALIZATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Oct. 26, 2015	Jun. 30, 2015
Class of Stock [Line Items]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	20,041,647	21,526,747	16,800,000
Common stock, shares outstanding	20,041,647	21,526,747	16,800,000
Ordinary shares repurchased, amount	$ 17,524,180
Due to related party	$ 464,000
Brad Reifler [Member]
Class of Stock [Line Items]
Ordinary shares repurchased, shares	5,100
Ordinary shares repurchased, amount	$ 60,180
Bluesky LLC [Member]
Class of Stock [Line Items]
Ordinary shares repurchased, shares	1,480,000
Ordinary shares repurchased, amount	$ 17,464,000
Amount paid to related party for repurchase of ordinary shares	17,000,000
Due to related party	$ 464,000
Sino [Member] | Former Stockholders [Member]
Class of Stock [Line Items]
Common stock, shares issued		4,726,747